Nature of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 07, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Nature of Operations [Line Items]
Underwriting discounts and commissions (in Dollars)	$ 6,750
Exercisable period				30 days
Additional ordinary shares				661,765
Ordinary shares				24,630
Outstanding warrants		9,971		9,971
Warrants shares		682,282		682,282
Offering costs (in Dollars)		$ 1,900		$ 1,900
Underwriters’ fee (in Dollars)				6,750
Accumulated deficit (in Dollars)		(208,164)		(208,164)		$ (171,830)
Operating losses (in Dollars)		$ (7,921)	$ (8,826)	(17,552)	$ (14,384)
Cash flow from operating activities (in Dollars)				$ (15,663)	$ (10,731)
Warrant [Member]
Nature of Operations [Line Items]
Shares converted				57,678
Exercised shares				4,127,467
Warrants shares		137,040		137,040
Ordinary Shares [Member]
Nature of Operations [Line Items]
Shares converted				4,693,318
IPO [Member]
Nature of Operations [Line Items]
Issued and sold shares	4,411,765
Sale of stock per share (in Dollars per share)	$ 17
Net proceeds of initial public offering (in Dollars)	$ 68,250
Underwriting discounts and commissions (in Dollars)				$ 6,750
Option expired unexercised date				July 2024
Ordinary shares				4,092,330
Accrued interest (in Dollars)				$ 69,570
Price of per share (in Dollars per share)		$ 17		$ 17
Offering costs (in Dollars)		$ 1,900		$ 1,900
Private Placement [Member]
Nature of Operations [Line Items]
Exercised shares				882,353
Price of per share (in Dollars per share)		$ 17		$ 17
Gross proceeds of private placement (in Dollars)				$ 15,000